Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements
Accounts receivable trade, allowance	$ 31,816,900	$ 38,482,827
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	55,161,856	51,034,343
Common shares, shares outstanding	55,161,856	51,034,343
Parent Company
Condensed Financial Statements
Accounts receivable trade, allowance	$ 4,302,411	$ 5,209,909
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	55,161,856	51,034,343
Common shares, shares outstanding	55,161,856	51,034,343